Selling and Marketing Expenses	12 Months Ended
Dec. 31, 2025
Selling and Marketing Expenses [Abstract]
SELLING AND MARKETING EXPENSES

16. SELLING AND MARKETING EXPENSES

Selling and marketing expenses consist of the followings:

	Years ended December 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Staff costs	3,616,336	4,134,865	4,110,994	528,181
Transportation costs	3,462,227	4,664,304	4,973,428	638,987
Custom expense	435,889	690,494	637,671	81,928
Marketing and promotion expenses	116,829	3,857,233	6,802,764	874,020
Others	185,985	590,379	1,274,897	163,800
	7,817,266	13,937,275	17,799,754	2,286,916